Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets
Accrued liabilities	$ 121	$ 115
Capital loss carryforwards	1,161	1,162
Net operating loss carryforwards	295	304
Business tax credits	147	131
Operating lease liabilities	241	260
Other	227	204
Total deferred tax assets	2,192	2,176
Deferred tax liabilities
Asset basis difference and amortization	(99)	(41)
Operating lease right-of-use asset	(220)	(236)
Other	(21)	(10)
Total deferred tax liabilities	(340)	(287)
Net deferred tax asset before valuation allowance	1,852	1,889
Less: valuation allowance (See Note 23—Valuation and Qualifying Accounts)	(1,541)	(1,528)
Net deferred tax assets	$ 311	$ 361